Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities
Net Loss	$ (268,707,322)	$ (51,796,181)	$ (16,953,032)
Adjustments to reconcile net loss to net cash from operating activities
Depreciation	16,913,785	18,357,377	16,986,584
Loss related to vessels held for sale	116,432,515	0	0
Impairment loss	96,643,651	15,695,282	0
Loss on investment in affiliate	206,835	8,840,343	8,620,372
(Gain) / loss from sale of assets	26,660,515	(402,805)	0
Amortization and write off of financing costs	2,652,909	2,108,716	941,733
Bad debt provisions	1,017	130,720	0
Share based compensation	967,670	1,866,431	1,855,253
Write off of capitalized expenses from contract cancellation	0	0	232,495
(Gain) / loss from marketable securities, net	134,529	25,529	(1,202,094)
Gain from debt extinguishment	(5,500,000)	0	0
Unrealized gain on interest rate swaps	(522,090)	(504,602)	(834,829)
Equity in net income of affiliate, net of dividends received	(173,002)	(471,079)	0
Changes in assets and liabilities:
Trade receivables, net	4,137,154	1,383,932	(6,475,787)
Other receivables	765,893	(673,144)	129,779
Prepaid expenses	(611,908)	46,167	(103,672)
Inventories	662,210	(868,623)	(221,313)
Due from related parties	668,716	(861,314)	2,336,607
Trade accounts payable	209,079	75,994	(64,969)
Accrued expenses	113,925	1,285,140	148,956
Due to related parties	1,093,426	84,280	(2,631)
Deferred income	(11,640)	(504,006)	(829,756)
Net cash from / (used in) operating activities	(7,262,133)	(6,181,843)	4,563,696
Cash flow from investing activities
Net proceeds from sale of assets	12,838,398	9,995,000	0
Acquisition of vessels and capital expenditures	(4,955,986)	(110,664,356)	(20,368,088)
Proceeds from the sale of marketable securities	958,215	498,056	0
Repayment from affiliate	0	0	14,000,000
Return of investment in affiliate	0	0	135,160
Net proceeds from the sale of investment in affiliate	2,936,196	0	0
Other fixed assets	(72,604)	(496,093)	(208,567)
(Increase in) / release of restricted cash	11,382,803	(3,879,172)	0
Net cash (used in) / from investing activities	23,087,022	(104,546,565)	(6,441,495)
Cash flows from financing activities
Proceeds from long-term debt	0	179,144,427	0
Repayment of long-term debt	(22,290,903)	(128,480,615)	(15,427,250)
Purchase of treasury stock	0	(170,460)	0
Payment of financing costs	(564,493)	(3,777,546)	(912,441)
Proceeds from the issuance of Class A common shares	53,640	42,235,790	34,500,000
Class A common shares offering costs	(53,640)	(2,494,638)	(2,657,438)
Net cash from / (used in) financing activities	(22,855,396)	86,456,958	15,502,871
Net increase / (decrease) in cash and cash equivalents	(7,030,507)	(24,271,450)	13,625,072
Cash and cash equivalents at the beginning of the year	7,030,507	31,301,957	17,676,885
Cash and cash equivalents at the end of the year	0	7,030,507	31,301,957
Supplemental disclosure of cash flow information
Cash paid during the year for interest (excluding capitalized interest)	6,229,875	5,000,188	5,201,707
Non-cash investing activities - unpaid capital expenditures for acquisition of vessels	368,167	572,561	0
Non-cash financing activities - unpaid financing costs	$ 0	$ 395,000	$ 0